Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related parties transactions
Name of the related parties	Nature of relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Huimin Lv	CEO assistant of the Company and Vice President of HR & Administration.
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Schedule of amount due from a related party
	As of December 31,
	2022	2021
Huimin Lv	$-	$1,503
Total	$-	$1,503

Schedule of amount due to related parties
	As of December 31,
	2022	2021
Jie Liu	$56,762	$22,392
Hongyu Hao	545,054	73,850
Yuanqing Liu	-	22,328
Yongqing Dong	5,362	2,410
Huimin Lv	58	-
Total	$607,236	$120,980